Investment in Equity Investees (Detail)	12 Months Ended								12 Months Ended																	12 Months Ended									12 Months Ended					12 Months Ended							12 Months Ended							12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Gross CNY	Dec. 31, 2010 Gross CNY	Dec. 31, 2012 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Equity Method Investee CNY	Dec. 31, 2012 Exchange Loss CNY	Dec. 31, 2012 Impairments CNY	Dec. 31, 2012 Yunfeng Fund USD ($)		Dec. 31, 2012 Yunfeng Fund CNY		Dec. 31, 2010 Yunfeng Fund CNY		Dec. 31, 2012 Yunfeng Fund Gross CNY		Dec. 31, 2010 Yunfeng Fund Gross CNY		Dec. 31, 2012 Yunfeng Fund Income (Loss) from Equity Method Investments CNY		Dec. 31, 2010 Yunfeng Fund Income (Loss) from Equity Method Investments CNY		Dec. 31, 2012 Yunfeng Fund Equity Method Investee CNY		Dec. 31, 2012 Yunfeng Fund Exchange Loss CNY		Dec. 31, 2010 Shanghai Tonghua Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Shanghai Tonghua Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Shanghai Tonghua Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Tonghua Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 Beijing Giant Zhengtu Network Technology Co Ltd CNY	Dec. 31, 2010 Beijing Giant Zhengtu Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Beijing Giant Zhengtu Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Juxi Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Shanghai Juxi Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Shanghai Juxi Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Shanghai Juxi Network Technology Co Ltd Impairments CNY	Dec. 31, 2010 Shanghai Juxian Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd Gross CNY	Dec. 31, 2010 Shanghai Juxian Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2010 Shanghai Juxian Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Juxian Network Technology Co Ltd Equity Method Investee CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Gross CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Income (Loss) from Equity Method Investments CNY	Dec. 31, 2012 Shanghai Tianju Network Technology Co Ltd Equity Method Investee CNY
Schedule of Equity Method Investments [Line Items]
Investment in equity investees		351,400,224	351,400,224		328,447,062	360,266,331	55,292,412	(8,866,107)			(3,211,404)	$ 60,528,017	[1]	377,095,598	[1]	310,731,900	[1]	317,050,000	[1]	317,050,000	[1]	62,817,683	[1]	(6,318,100)	[1]					1,268,743	3,000,000	3,000,000	(3,000,000)	(1,731,257)			33,307,534	32,769,269	538,265			5,964,151	6,128,039	6,128,039	(2,916,635)	(163,888)		(3,211,404)	127,896	1,319,023	1,319,023	(1,319,023)	(1,191,127)			$ 105,999	950,000	(289,613)
Cost of investments		(31,819,269)																																		(32,769,269)																			950,000
Share of equity income	(981,872)	(6,117,163)	(8,218,001)	(648,106)					64,158,519																	69,135,783	[1]								(1,268,743)					(538,265)							(2,752,747)							(127,896)					(289,613)
Exchange Loss										(2,772,085)																		(2,772,085)	[1]
Impairment of investments	(515,466)	(3,211,404)																																							(3,211,404)
Investment in equity investees	$ 60,634,016	377,755,985	351,400,224	351,400,224	328,447,062	360,266,331	55,292,412	(8,866,107)		(2,772,085)	(3,211,404)	$ 60,528,017	[1]	377,095,598	[1]	310,731,900	[1]	317,050,000	[1]	317,050,000	[1]	62,817,683	[1]	(6,318,100)	[1]			(2,772,085)	[1]	1,268,743	3,000,000	3,000,000	(3,000,000)	(1,731,257)			33,307,534	32,769,269	538,265			5,964,151	6,128,039	6,128,039	(2,916,635)	(163,888)		(3,211,404)	127,896	1,319,023	1,319,023	(1,319,023)	(1,191,127)		660,387	$ 105,999	950,000	(289,613)

[1]	In September 2011, the Company invested an aggregate amount of RMB317,050,000 as a limited partner in Yunfeng Fund, for the purpose of purchasing shares of Alibaba Group Holdings Limited (the "Alibaba Group"), China's leading e-commerce company. Yunfeng Fund has purchased ordinary shares of the Alibaba Group at a price per share of US$13.50. The term of the Yunfeng Fund is 10 years, which may be extended for additional successive one-year periods up to a maximum of two years, and may be further extended upon the written election or vote of a majority in interest of the limited partners.